FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign Exchange (Details) CAD in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Oct. 01, 2015 CAD	Jun. 19, 2014 USD ($)	Jun. 19, 2014 CAD	Oct. 31, 2015 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2015 USD ($)	Oct. 31, 2015 USD ($)	Oct. 01, 2015 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2007 USD ($)
Risk Management
Foreign exchange (gain)/loss | CAD					CAD (8,705)	CAD 11,165	CAD 17,596
Foreign exchange rate (US$/CDN$)								1.3840
Percentage of debt based on fixed interest rates								93.00%
Percentage of debt based on floating interest rates								7.00%
6.62% senior notes maturing June 19, 2014
Risk Management
Face value of debt		$ 175,000
5.46% senior notes maturing October 1, 2015
Risk Management
Face value of debt									$ 54,000
7.97% senior notes maturing June 18, 2021
Risk Management
Face value of debt								$ 225,000
Foreign exchange derivatives
Risk Management
Foreign exchange (gain)/loss | CAD					39,200	CAD (700)
Foreign exchange derivatives | 5.46% senior notes maturing October 1, 2015
Risk Management
Face value of debt										$ 54,000
Foreign exchange (gain)/loss | CAD	CAD (3,300)			CAD (3,300)
Market Risk | Cross currency interest rate swap | 6.62% senior notes maturing June 19, 2014
Risk Management
Face value of debt		175,000
Final principal repayment		$ 35,000
Foreign exchange (gain)/loss | CAD			CAD 15,800
Market Risk | Foreign exchange derivatives
Risk Management
Notional debt									$ 10,800
Foreign exchange forward contract amount								$ 6,000
Foreign exchange rate (US$/CDN$)								1.20				1.02
Market Risk | Foreign exchange derivatives | 6.62% senior notes maturing June 19, 2014
Risk Management
Face value of debt											$ 175,000
Market Risk | Foreign exchange derivatives | 5.46% senior notes maturing October 1, 2015
Risk Management
Face value of debt												$ 54,000
Market Risk | Foreign exchange derivatives | 7.97% senior notes maturing June 18, 2021
Risk Management
Face value of debt											$ 225,000
Foreign exchange (gain)/loss | CAD					CAD (39,900)